RECEIVABLES, PREPAIDS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of receivables, prepaids and other assets [Abstract]
RECEIVABLES, PREPAIDS AND OTHER ASSETS [Text Block]

8. RECEIVABLES, PREPAIDS AND OTHER ASSETS

As at	December 31, 2025	December 31, 2024
Trade receivable	$251	$321
Prepaid expenses	1,872	715
Supplier advances and deposits	971	637
Senior Secured Debt (Note 8(a) below)	1,800
Marketable security	236	-
Other	137	60
	5,267	1,733
Disclosed as non-current:
Prepaid expenses	-	35
Supplier advances and deposits	549	171
Deferred transaction costs	996	29
	1,545	235
	$6,812	$1,968

(a) On July 2, 2025, the Company acquired, for $1,800, approximately $49,509 ("Face Value") of indebtedness (the "Senior Secured Debt") owing by Elevation to Maverix Metals Inc. ("Maverix"), the senior secured creditor of Elevation under its CCAA proceedings before the Supreme Court of British Columbia. As a result of this acquisition, the Monitor in Elevation's CCAA proceedings will now facilitate any distributions to Mako as the principal secured creditor in place of Maverix. However, expected recoveries are significantly below the Senior Secured Debt's Face Value. As of December 31, 2025, the CCAA proceedings remain ongoing, and the Company continues to assess that the carrying amount of investment in Debt will be recovered.